FINANCIAL STATEMENTS
Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Years Ended December 31, 2025 and 2024

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Transamerica Financial Life Insurance Company and
Contract Owners of ML of New York Variable Annuity Separate Account A
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise ML of New York Variable Annuity Separate Account A (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Discovery Value Class A Shares (1)	Franklin Templeton Growth Class 2 Shares (1)
AB International Value Class A Shares (1)	Invesco V.I. American Franchise Series I Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco V.I. American Value Series I Shares (1)
AB Relative Value Class A Shares (1)	Invesco V.I. Comstock Series I Shares (1)
AB Sustainable Global Thematic Growth Class A Shares (1)	Invesco V.I. EQV International Equity Series I Shares (1)
American Funds - Asset Allocation Class 2 Shares (1)	Invesco V.I. Main Street Series II Shares (1)
American Funds - Growth Class 2 Shares (1)	Invesco V.I. Main Street Mid Cap Series I Shares (1)
American Funds - Growth-Income Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
American Funds - International Class 2 Shares (1)	Janus Henderson - Forty Service Shares (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	LVIP American Century Ultra Standard Class II Shares (2)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	MFS® Growth Initial Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	PIMCO Real Return Administrative Class (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	PIMCO Total Return Administrative Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA International Focus Initial Class (1)
BlackRock International V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA Multi-Managed Balanced Service Class (1)
Columbia - Acorn (1)	TA Small/Mid Cap Value Service Class (1)
Columbia - Acorn International (1)	TA T. Rowe Price Small Cap Initial Class (1)
Davis Equity (1)	TA TSW International Equity Service Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA WMC US Growth Initial Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA WMC US Growth Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Victory Pioneer High Yield VCT Class II Shares (1)
Franklin Templeton Foreign Class 2 Shares (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024
(2) Statements of operations and changes in net assets for the period April 26, 2024 (commencement of operations) through December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Discovery Value Class A Shares	12,474.539	$220,224	$206,953	$23	$206,976	4,892	$40.222549	$43.785180
AB International Value Class A Shares	1,071.377	14,701	22,413	-	22,413	1,952	10.649031	11.481461
AB Large Cap Growth Class A Shares	95,879.143	6,287,434	8,873,615	(8)	8,873,607	77,670	41.988038	119.732077
AB Relative Value Class A Shares	17,372.494	484,155	551,403	(1)	551,402	12,204	44.929844	46.261936
AB Sustainable Global Thematic Growth Class A Shares	114,613.396	3,542,851	3,762,758	12	3,762,770	183,643	20.489640	20.489640
American Funds - Asset Allocation Class 2 Shares	20,861.849	463,340	564,313	(12)	564,301	15,158	37.228755	40.526357
American Funds - Growth Class 2 Shares	16,833.784	1,397,518	2,336,529	2	2,336,531	25,026	89.464955	97.388488
American Funds - Growth-Income Class 2 Shares	11,808.724	604,556	782,682	-	782,682	13,663	54.664865	59.506997
American Funds - International Class 2 Shares	75,615.218	1,196,677	1,680,170	(5)	1,680,165	60,270	26.724722	29.092417
American Funds - The Bond Fund of America Class 2 Shares	29,717.578	282,144	278,454	-	278,454	21,716	12.388600	13.486099
BlackRock Advantage Large Cap Core V.I. Class I Shares	714,211.185	15,325,423	17,362,474	19	17,362,493	120,788	61.187497	166.738839
BlackRock Advantage Large Cap Value V.I. Class I Shares	358,443.789	3,530,329	3,742,153	20	3,742,173	72,059	42.255892	53.806049
BlackRock Advantage SMID Cap V.I. Class I Shares	376,617.833	8,455,191	9,181,943	3	9,181,946	66,971	42.526881	146.142100
BlackRock Basic Value V.I. Class I Shares	994,567.866	13,248,552	13,834,439	(8)	13,834,431	122,339	40.770415	132.812234
BlackRock Equity Dividend V.I. Class I Shares	80,991.347	902,030	931,400	1	931,401	8,209	113.456061	113.456061
BlackRock Global Allocation V.I. Class I Shares	849,967.867	14,573,388	14,993,433	(17)	14,993,416	242,866	32.137519	69.733264
BlackRock Government Money Market V.I. Class I Shares	6,983,589.431	6,983,589	6,983,589	(87)	6,983,502	504,853	9.951807	14.443329
BlackRock High Yield V.I. Class I Shares	451,596.616	3,115,585	3,179,240	17,459	3,196,699	74,759	25.612073	56.569878
BlackRock International V.I. Class I Shares	296,099.731	3,295,300	3,393,303	(1)	3,393,302	121,279	21.485533	29.222257
BlackRock Large Cap Focus Growth V.I. Class I Shares	254,312.819	4,786,438	5,574,537	16	5,574,553	83,240	66.562994	80.637123
BlackRock Managed Volatility V.I. Class I Shares	59,304.475	811,340	912,696	-	912,696	27,555	33.122333	33.122333
BlackRock S&P 500 Index V.I. Class I Shares	772,682.927	20,452,020	29,817,834	(17)	29,817,817	337,624	45.363716	98.593490
BlackRock Total Return V.I. Class I Shares	458,746.088	4,982,678	4,697,560	21,741	4,719,301	224,577	13.454297	27.556913
Columbia - Acorn	26,279.394	308,381	417,842	(7)	417,835	10,049	39.987997	43.531444
Columbia - Acorn International	38,981.201	705,753	796,776	6	796,782	48,758	15.761870	16.993847
Davis Equity	706,121.498	4,542,599	4,427,382	-	4,427,382	93,357	42.074406	53.392754
Eaton Vance VT Floating-Rate Income	75,483.388	647,582	631,796	(80)	631,716	38,298	16.292566	17.736226
Federated Hermes Kaufmann II Primary Shares	44,186.891	795,871	861,644	(4)	861,640	17,429	46.776121	51.581374
Federated Hermes Managed Volatility II Primary Shares	5,207.528	51,853	54,158	(1)	54,157	3,894	13.625759	14.033942
Franklin Templeton Foreign Class 2 Shares	7,714.730	95,609	125,133	-	125,133	5,621	21.114731	22.986020
Franklin Templeton Growth Class 2 Shares	3,771.034	39,447	53,360	-	53,360	2,253	23.339321	25.407019
Invesco V.I. American Franchise Series I Shares	14,837.453	912,370	1,201,834	5	1,201,839	23,650	29.431710	60.701851
Invesco V.I. American Value Series I Shares	-	-	-	-	-	-	17.434161	17.763402
Invesco V.I. Comstock Series I Shares	179,187.310	3,359,475	3,838,192	-	3,838,192	79,352	44.541901	49.165652
Invesco V.I. EQV International Equity Series I Shares	14,169.553	484,996	511,663	(2)	511,661	25,776	19.078780	34.408453
Invesco V.I. Main Street Series II Shares	-	-	-	-	-	-	49.678188	54.078558
Invesco V.I. Main Street Mid Cap Series I Shares	7,420.388	71,907	81,698	1	81,699	2,300	34.807520	37.891074
Janus Henderson - Enterprise Service Shares	761.550	46,956	55,860	(72)	55,788	1,045	51.374749	55.389976
Janus Henderson - Forty Service Shares	5,318.726	183,122	275,882	(38)	275,844	3,836	70.666926	76.189178
LVIP American Century Ultra Standard Class II Shares	11,620.612	304,154	366,003	-	366,003	27,313	13.334676	13.424834
MFS® Growth Initial Class	86,454.694	5,542,160	5,865,951	(2)	5,865,949	65,394	37.947581	113.558762
PIMCO CommodityRealReturn® Strategy Administrative Class	54,367.090	313,202	341,969	2	341,971	35,866	9.182483	9.996315
PIMCO Low Duration Administrative Class	124,458.909	$1,196,716	$1,217,208	$(177)	$1,217,031	98,335	$11.965915	$12.900984

See accompanying notes.

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
PIMCO Real Return Administrative Class	84,712.363	1,020,158	1,017,395	(139)	1,017,256	65,823	14.861944	16.178748
PIMCO Total Return Administrative Class	702,996.303	6,985,890	6,643,315	(465)	6,642,850	366,528	15.719616	20.659649
TA Aegon Sustainable Equity Income Service Class	67,666.643	1,196,208	1,537,386	-	1,537,386	83,049	18.135143	19.019668
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-	13.887531	14.912849
TA International Focus Initial Class	135,472.447	1,149,644	1,035,009	(4)	1,035,005	81,748	12.660933	12.660933
TA Janus Balanced Service Class	8,392.614	135,454	143,849	-	143,849	7,269	19.445695	20.140159
TA Janus Mid-Cap Growth Service Class	29,006.333	862,888	813,338	44	813,382	24,999	31.778597	33.609227
TA JPMorgan Enhanced Index Initial Class	373,584.877	9,863,924	10,919,886	27	10,919,913	385,065	27.738935	28.684177
TA Morgan Stanley Global Allocation Service Class	-	-	-	-	-	-	15.555062	15.609588
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-	19.138026	19.821506
TA Small/Mid Cap Value Service Class	67,532.038	1,307,856	1,238,538	1	1,238,539	36,274	33.282159	35.739580
TA T. Rowe Price Small Cap Initial Class	60,130.846	746,653	698,720	(1)	698,719	35,993	19.378726	20.106369
TA TSW International Equity Service Class	7,623.961	107,390	134,182	-	134,182	8,622	15.321934	15.844218
TA WMC US Growth Initial Class	771.368	24,849	32,289	1	32,290	579	53.794248	57.838443
TA WMC US Growth Service Class	34,978.557	1,127,100	1,358,217	(27)	1,358,190	24,559	53.515056	57.465430
Victory Pioneer High Yield VCT Class II Shares	5,957.605	47,924	50,997	4	51,001	2,333	20.740682	22.578106

See accompanying notes.

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	AB Discovery Value Class A Shares	AB International Value Class A Shares	AB Large Cap Growth Class A Shares	AB Relative Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 228,431	$ 16,346	$ 7,993,533	$ 516,977

Investment Income:
Reinvested Dividends	1,995	446	4,771	7,866
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,199	205	121,546	8,588
Net Investment Income (Loss)	(1,204)	241	(116,775)	(722)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,357	-	353,514	18,686
Realized Gain (Loss) on Investments	(1,839)	232	343,918	3,564
Net Realized Capital Gains (Losses) on Investments	9,518	232	697,432	22,250
Net Change in Unrealized Appreciation (Depreciation)	10,375	101	1,252,035	36,960
Net Gain (Loss) on Investment	19,893	333	1,949,467	59,210

Net Increase (Decrease) in Net Assets Resulting from Operations	18,689	574	1,832,692	58,488

Increase (Decrease) in Net Assets from Contract Transactions	(25,146)	581	(681,335)	(52,301)

Total Increase (Decrease) in Net Assets	(6,457)	1,155	1,151,357	6,187

Net Assets as of December 31, 2024:	$ 221,974	$ 17,501	$ 9,144,890	$ 523,164

Investment Income:
Reinvested Dividends	1,811	507	-	5,838
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,017	249	122,674	8,351
Net Investment Income (Loss)	(1,206)	258	(122,674)	(2,513)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,435	-	783,031	42,539
Realized Gain (Loss) on Investments	(4,124)	432	678,521	3,506
Net Realized Capital Gains (Losses) on Investments	19,311	432	1,461,552	46,045
Net Change in Unrealized Appreciation (Depreciation)	(13,904)	5,877	(346,186)	1,213
Net Gain (Loss) on Investment	5,407	6,309	1,115,366	47,258

Net Increase (Decrease) in Net Assets Resulting from Operations	4,201	6,567	992,692	44,745

Increase (Decrease) in Net Assets from Contract Transactions	(19,199)	(1,655)	(1,263,975)	(16,507)

Total Increase (Decrease) in Net Assets	(14,998)	4,912	(271,283)	28,238

Net Assets as of December 31, 2025:	$ 206,976	$ 22,413	$ 8,873,607	$ 551,402
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	AB Sustainable Global Thematic Growth Class A Shares	American Funds - Asset Allocation Class 2 Shares	American Funds - Growth Class 2 Shares	American Funds - Growth-Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,436,012	$ 486,633	$ 2,109,692	$ 584,373

Investment Income:
Reinvested Dividends	-	11,358	7,523	7,402
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,242	9,344	36,293	10,412
Net Investment Income (Loss)	(49,242)	2,014	(28,770)	(3,010)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,349	22,428	53,372	29,325
Realized Gain (Loss) on Investments	30,829	4,064	109,069	4,172
Net Realized Capital Gains (Losses) on Investments	41,178	26,492	162,441	33,497
Net Change in Unrealized Appreciation (Depreciation)	172,334	40,566	441,069	99,341
Net Gain (Loss) on Investment	213,512	67,058	603,510	132,838

Net Increase (Decrease) in Net Assets Resulting from Operations	164,270	69,072	574,740	129,828

Increase (Decrease) in Net Assets from Contract Transactions	(7,694)	(21,648)	(314,629)	(5,950)

Total Increase (Decrease) in Net Assets	156,576	47,424	260,111	123,878

Net Assets as of December 31, 2024:	$ 3,592,588	$ 534,057	$ 2,369,803	$ 708,251

Investment Income:
Reinvested Dividends	-	10,910	3,773	6,737
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,454	9,714	38,555	11,486
Net Investment Income (Loss)	(49,454)	1,196	(34,782)	(4,749)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	454,999	37,658	192,804	119,873
Realized Gain (Loss) on Investments	818,016	7,796	222,505	12,195
Net Realized Capital Gains (Losses) on Investments	1,273,015	45,454	415,309	132,068
Net Change in Unrealized Appreciation (Depreciation)	(893,464)	22,852	36,368	(18,227)
Net Gain (Loss) on Investment	379,551	68,306	451,677	113,841

Net Increase (Decrease) in Net Assets Resulting from Operations	330,097	69,502	416,895	109,092

Increase (Decrease) in Net Assets from Contract Transactions	(159,915)	(39,258)	(450,167)	(34,661)

Total Increase (Decrease) in Net Assets	170,182	30,244	(33,272)	74,431

Net Assets as of December 31, 2025:	$ 3,762,770	$ 564,301	$ 2,336,531	$ 782,682
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	American Funds - International Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares	BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,052,765	$ 247,728	$ 14,631,788	$ 3,607,894

Investment Income:
Reinvested Dividends	23,881	10,994	114,403	50,399
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,472	4,293	221,014	50,174
Net Investment Income (Loss)	(9,591)	6,701	(106,611)	225

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,625,924	453,564
Realized Gain (Loss) on Investments	42,663	(311)	172,295	75,094
Net Realized Capital Gains (Losses) on Investments	42,663	(311)	1,798,219	528,658
Net Change in Unrealized Appreciation (Depreciation)	3,780	(7,270)	1,687,968	594
Net Gain (Loss) on Investment	46,443	(7,581)	3,486,187	529,252

Net Increase (Decrease) in Net Assets Resulting from Operations	36,852	(880)	3,379,576	529,477

Increase (Decrease) in Net Assets from Contract Transactions	(84,429)	17,933	(1,806,147)	(887,742)

Total Increase (Decrease) in Net Assets	(47,577)	17,053	1,573,429	(358,265)

Net Assets as of December 31, 2024:	$ 2,005,188	$ 264,781	$ 16,205,217	$ 3,249,629

Investment Income:
Reinvested Dividends	22,168	11,461	85,662	46,121
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,818	4,391	224,395	48,284
Net Investment Income (Loss)	(7,650)	7,070	(138,733)	(2,163)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,008,760	330,921
Realized Gain (Loss) on Investments	172,716	(1,567)	(426,765)	80,418
Net Realized Capital Gains (Losses) on Investments	172,716	(1,567)	1,581,995	411,339
Net Change in Unrealized Appreciation (Depreciation)	241,296	8,683	1,349,745	140,895
Net Gain (Loss) on Investment	414,012	7,116	2,931,740	552,234

Net Increase (Decrease) in Net Assets Resulting from Operations	406,362	14,186	2,793,007	550,071

Increase (Decrease) in Net Assets from Contract Transactions	(731,385)	(513)	(1,635,731)	(57,527)

Total Increase (Decrease) in Net Assets	(325,023)	13,673	1,157,276	492,544

Net Assets as of December 31, 2025:	$ 1,680,165	$ 278,454	$ 17,362,493	$ 3,742,173
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Equity Dividend V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 9,983,316	$ 12,725,271	$ 1,006,491	$ 15,390,734

Investment Income:
Reinvested Dividends	73,992	265,374	27,337	196,426
Investment Expense:
Mortality and Expense Risk and Administrative Charges	136,588	181,852	14,565	209,148
Net Investment Income (Loss)	(62,596)	83,522	12,772	(12,722)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	953,821	81,198	920,896
Realized Gain (Loss) on Investments	(334,459)	83,057	669	154,314
Net Realized Capital Gains (Losses) on Investments	(334,459)	1,036,878	81,867	1,075,210
Net Change in Unrealized Appreciation (Depreciation)	1,410,368	5,281	(8,622)	77,437
Net Gain (Loss) on Investment	1,075,909	1,042,159	73,245	1,152,647

Net Increase (Decrease) in Net Assets Resulting from Operations	1,013,313	1,125,681	86,017	1,139,925

Increase (Decrease) in Net Assets from Contract Transactions	(1,370,162)	(1,009,741)	(20,833)	(1,907,840)

Total Increase (Decrease) in Net Assets	(356,849)	115,940	65,184	(767,915)

Net Assets as of December 31, 2024:	$ 9,626,467	$ 12,841,211	$ 1,071,675	$ 14,622,819

Investment Income:
Reinvested Dividends	73,048	268,462	20,024	488,849
Investment Expense:
Mortality and Expense Risk and Administrative Charges	121,934	182,219	12,551	197,032
Net Investment Income (Loss)	(48,886)	86,243	7,473	291,817

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	561,955	1,625,178	76,958	1,125,624
Realized Gain (Loss) on Investments	(37,997)	37,575	2,298	267,706
Net Realized Capital Gains (Losses) on Investments	523,958	1,662,753	79,256	1,393,330
Net Change in Unrealized Appreciation (Depreciation)	304,458	975,027	81,406	704,353
Net Gain (Loss) on Investment	828,416	2,637,780	160,662	2,097,683

Net Increase (Decrease) in Net Assets Resulting from Operations	779,530	2,724,023	168,135	2,389,500

Increase (Decrease) in Net Assets from Contract Transactions	(1,224,051)	(1,730,803)	(308,409)	(2,018,903)

Total Increase (Decrease) in Net Assets	(444,521)	993,220	(140,274)	370,597

Net Assets as of December 31, 2025:	$ 9,181,946	$ 13,834,431	$ 931,401	$ 14,993,416
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	BlackRock Government Money Market V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares	BlackRock International V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 7,301,207	$ 3,857,861	$ 3,968,249	$ 4,897,202

Investment Income:
Reinvested Dividends	373,717	251,410	20,914	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105,405	51,037	53,844	74,069
Net Investment Income (Loss)	268,312	200,373	(32,930)	(74,069)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	442,137
Realized Gain (Loss) on Investments	-	(33,121)	(252)	316,149
Net Realized Capital Gains (Losses) on Investments	-	(33,121)	(252)	758,286
Net Change in Unrealized Appreciation (Depreciation)	-	70,476	2,003	711,035
Net Gain (Loss) on Investment	-	37,355	1,751	1,469,321

Net Increase (Decrease) in Net Assets Resulting from Operations	268,312	237,728	(31,179)	1,395,252

Increase (Decrease) in Net Assets from Contract Transactions	440,411	(721,095)	(410,371)	(484,234)

Total Increase (Decrease) in Net Assets	708,723	(483,367)	(441,550)	911,018

Net Assets as of December 31, 2024:	$ 8,009,930	$ 3,374,494	$ 3,526,699	$ 5,808,220

Investment Income:
Reinvested Dividends	323,228	221,099	50,573	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	110,935	45,940	48,282	74,961
Net Investment Income (Loss)	212,293	175,159	2,291	(74,961)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,886	-	880,767
Realized Gain (Loss) on Investments	-	(21,097)	54,827	351,884
Net Realized Capital Gains (Losses) on Investments	-	(14,211)	54,827	1,232,651
Net Change in Unrealized Appreciation (Depreciation)	-	83,167	393,891	(623,916)
Net Gain (Loss) on Investment	-	68,956	448,718	608,735

Net Increase (Decrease) in Net Assets Resulting from Operations	212,293	244,115	451,009	533,774

Increase (Decrease) in Net Assets from Contract Transactions	(1,238,721)	(421,910)	(584,406)	(767,441)

Total Increase (Decrease) in Net Assets	(1,026,428)	(177,795)	(133,397)	(233,667)

Net Assets as of December 31, 2025:	$ 6,983,502	$ 3,196,699	$ 3,393,302	$ 5,574,553
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	BlackRock Managed Volatility V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares	BlackRock Total Return V.I. Class I Shares	Columbia - Acorn
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,067,523	$ 23,872,975	$ 5,394,423	$ 469,031

Investment Income:
Reinvested Dividends	2,594	348,595	230,468	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,629	373,972	72,852	6,864
Net Investment Income (Loss)	(12,035)	(25,377)	157,616	(6,864)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,158,654	-	-
Realized Gain (Loss) on Investments	46,254	588,214	(146,456)	29,181
Net Realized Capital Gains (Losses) on Investments	46,254	1,746,868	(146,456)	29,181
Net Change in Unrealized Appreciation (Depreciation)	73,857	3,736,851	(7,805)	31,007
Net Gain (Loss) on Investment	120,111	5,483,719	(154,261)	60,188

Net Increase (Decrease) in Net Assets Resulting from Operations	108,076	5,458,342	3,355	53,324

Increase (Decrease) in Net Assets from Contract Transactions	(194,083)	(758,861)	(432,320)	(84,463)

Total Increase (Decrease) in Net Assets	(86,007)	4,699,481	(428,965)	(31,139)

Net Assets as of December 31, 2024:	$ 981,516	$ 28,572,456	$ 4,965,458	$ 437,892

Investment Income:
Reinvested Dividends	17,194	320,601	216,666	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,538	389,059	68,191	5,961
Net Investment Income (Loss)	4,656	(68,458)	148,475	(5,961)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,600,917	4,790	-
Realized Gain (Loss) on Investments	11,580	1,654,599	(160,953)	40,220
Net Realized Capital Gains (Losses) on Investments	11,580	3,255,516	(156,163)	40,220
Net Change in Unrealized Appreciation (Depreciation)	24,492	1,061,739	318,603	(22,551)
Net Gain (Loss) on Investment	36,072	4,317,255	162,440	17,669

Net Increase (Decrease) in Net Assets Resulting from Operations	40,728	4,248,797	310,915	11,708

Increase (Decrease) in Net Assets from Contract Transactions	(109,548)	(3,003,436)	(557,072)	(31,765)

Total Increase (Decrease) in Net Assets	(68,820)	1,245,361	(246,157)	(20,057)

Net Assets as of December 31, 2025:	$ 912,696	$ 29,817,817	$ 4,719,301	$ 417,835
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	Columbia - Acorn International	Davis Equity	Eaton Vance VT Floating-Rate Income	Federated Hermes Kaufmann II Primary Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,143,729	$ 3,774,366	$ 528,040	$ 1,068,808

Investment Income:
Reinvested Dividends	14,231	43,159	44,175	9,380
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,761	56,970	8,391	14,312
Net Investment Income (Loss)	(1,530)	(13,811)	35,784	(4,932)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	803,840	-	30,954
Realized Gain (Loss) on Investments	47,818	(132,102)	15	32,056
Net Realized Capital Gains (Losses) on Investments	47,818	671,738	15	63,010
Net Change in Unrealized Appreciation (Depreciation)	(134,069)	(49,951)	(2,542)	93,191
Net Gain (Loss) on Investment	(86,251)	621,787	(2,527)	156,201

Net Increase (Decrease) in Net Assets Resulting from Operations	(87,781)	607,976	33,257	151,269

Increase (Decrease) in Net Assets from Contract Transactions	(118,630)	(408,212)	36,118	(220,990)

Total Increase (Decrease) in Net Assets	(206,411)	199,764	69,375	(69,721)

Net Assets as of December 31, 2024:	$ 937,318	$ 3,974,130	$ 597,415	$ 999,087

Investment Income:
Reinvested Dividends	10,496	42,037	40,242	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,639	56,753	8,933	12,739
Net Investment Income (Loss)	(2,143)	(14,716)	31,309	(12,739)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,094	636,563	-	97,987
Realized Gain (Loss) on Investments	60,372	(181,667)	(526)	(13,004)
Net Realized Capital Gains (Losses) on Investments	64,466	454,896	(526)	84,983
Net Change in Unrealized Appreciation (Depreciation)	38,863	494,616	(16,465)	22,206
Net Gain (Loss) on Investment	103,329	949,512	(16,991)	107,189

Net Increase (Decrease) in Net Assets Resulting from Operations	101,186	934,796	14,318	94,450

Increase (Decrease) in Net Assets from Contract Transactions	(241,722)	(481,544)	19,983	(231,897)

Total Increase (Decrease) in Net Assets	(140,536)	453,252	34,301	(137,447)

Net Assets as of December 31, 2025:	$ 796,782	$ 4,427,382	$ 631,716	$ 861,640
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	Federated Hermes Managed Volatility II Primary Shares	Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Growth Class 2 Shares	Invesco V.I. American Franchise Series I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 133,752	$ 128,815	$ 53,801	$ 1,133,756

Investment Income:
Reinvested Dividends	3,119	2,585	484	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,022	1,551	780	16,994
Net Investment Income (Loss)	1,097	1,034	(296)	(16,994)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	166	-
Realized Gain (Loss) on Investments	270	5,090	1,727	37,229
Net Realized Capital Gains (Losses) on Investments	270	5,090	1,893	37,229
Net Change in Unrealized Appreciation (Depreciation)	16,934	(7,375)	532	329,157
Net Gain (Loss) on Investment	17,204	(2,285)	2,425	366,386

Net Increase (Decrease) in Net Assets Resulting from Operations	18,301	(1,251)	2,129	349,392

Increase (Decrease) in Net Assets from Contract Transactions	(6,263)	(26,196)	(5,829)	(153,814)

Total Increase (Decrease) in Net Assets	12,038	(27,447)	(3,700)	195,578

Net Assets as of December 31, 2024:	$ 145,790	$ 101,368	$ 50,101	$ 1,329,334

Investment Income:
Reinvested Dividends	4,144	2,656	465	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,903	1,485	776	17,029
Net Investment Income (Loss)	2,241	1,171	(311)	(17,029)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,528	7,417	3,990	115,248
Realized Gain (Loss) on Investments	16,408	1,006	2,255	56,764
Net Realized Capital Gains (Losses) on Investments	18,936	8,423	6,245	172,012
Net Change in Unrealized Appreciation (Depreciation)	(13,801)	17,813	4,567	(34,985)
Net Gain (Loss) on Investment	5,135	26,236	10,812	137,027

Net Increase (Decrease) in Net Assets Resulting from Operations	7,376	27,407	10,501	119,998

Increase (Decrease) in Net Assets from Contract Transactions	(99,009)	(3,642)	(7,242)	(247,493)

Total Increase (Decrease) in Net Assets	(91,633)	23,765	3,259	(127,495)

Net Assets as of December 31, 2025:	$ 54,157	$ 125,133	$ 53,360	$ 1,201,839
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	Invesco V.I. American Value Series I Shares	Invesco V.I. Comstock Series I Shares	Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. Main Street Series II Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 3,681,724	$ 504,807	$ -

Investment Income:
Reinvested Dividends	-	64,354	8,833	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	53,333	7,999	-
Net Investment Income (Loss)	-	11,021	834	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	260,177	2,626	-
Realized Gain (Loss) on Investments	-	103,175	629	-
Net Realized Capital Gains (Losses) on Investments	-	363,352	3,255	-
Net Change in Unrealized Appreciation (Depreciation)	-	104,584	(7,650)	-
Net Gain (Loss) on Investment	-	467,936	(4,395)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	478,957	(3,561)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(421,187)	21,005	-

Total Increase (Decrease) in Net Assets	-	57,770	17,444	-

Net Assets as of December 31, 2024:	$ -	$ 3,739,494	$ 522,251	$ -

Investment Income:
Reinvested Dividends	-	62,954	7,355	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	52,957	8,435	-
Net Investment Income (Loss)	-	9,997	(1,080)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	396,949	32,643	-
Realized Gain (Loss) on Investments	-	117,478	2,093	-
Net Realized Capital Gains (Losses) on Investments	-	514,427	34,736	-
Net Change in Unrealized Appreciation (Depreciation)	-	33,769	39,402	-
Net Gain (Loss) on Investment	-	548,196	74,138	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	558,193	73,058	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(459,495)	(83,648)	-

Total Increase (Decrease) in Net Assets	-	98,698	(10,590)	-

Net Assets as of December 31, 2025:	$ -	$ 3,838,192	$ 511,661	$ -
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	Invesco V.I. Main Street Mid Cap Series I Shares	Janus Henderson - Enterprise Service Shares	Janus Henderson - Forty Service Shares	LVIP American Century Ultra Standard Class II Shares
	Subaccount	Subaccount	Subaccount	Subaccount(1)

Net Assets as of December 31, 2023:	$ 127,756	$ 46,505	$ 204,108	$ -

Investment Income:
Reinvested Dividends	235	320	24	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,389	683	3,391	2,943
Net Investment Income (Loss)	(1,154)	(363)	(3,367)	(2,943)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,691	2,233	14,623	3,707
Realized Gain (Loss) on Investments	1,304	134	4,211	1,045
Net Realized Capital Gains (Losses) on Investments	2,995	2,367	18,834	4,752
Net Change in Unrealized Appreciation (Depreciation)	10,306	4,401	37,282	50,781
Net Gain (Loss) on Investment	13,301	6,768	56,116	55,533

Net Increase (Decrease) in Net Assets Resulting from Operations	12,147	6,405	52,749	52,590

Increase (Decrease) in Net Assets from Contract Transactions	(68,455)	(138)	(11,019)	282,674

Total Increase (Decrease) in Net Assets	(56,308)	6,267	41,730	335,264

Net Assets as of December 31, 2024:	$ 71,448	$ 52,772	$ 245,838	$ 335,264

Investment Income:
Reinvested Dividends	251	94	657	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,163	721	3,716	4,601
Net Investment Income (Loss)	(912)	(627)	(3,059)	(4,601)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,408	4,498	33,683	29,087
Realized Gain (Loss) on Investments	162	139	3,610	2,085
Net Realized Capital Gains (Losses) on Investments	7,570	4,637	37,293	31,172
Net Change in Unrealized Appreciation (Depreciation)	(1,103)	(862)	4,298	11,067
Net Gain (Loss) on Investment	6,467	3,775	41,591	42,239

Net Increase (Decrease) in Net Assets Resulting from Operations	5,555	3,148	38,532	37,638

Increase (Decrease) in Net Assets from Contract Transactions	4,696	(132)	(8,526)	(6,899)

Total Increase (Decrease) in Net Assets	10,251	3,016	30,006	30,739

Net Assets as of December 31, 2025:	$ 81,699	$ 55,788	$ 275,844	$ 366,003
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	MFS® Growth Initial Class	PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO Low Duration Administrative Class	PIMCO Real Return Administrative Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,727,476	$ 233,567	$ 1,344,173	$ 981,374

Investment Income:
Reinvested Dividends	-	5,589	55,256	25,859
Investment Expense:
Mortality and Expense Risk and Administrative Charges	90,128	3,853	20,441	14,553
Net Investment Income (Loss)	(90,128)	1,736	34,815	11,306

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	482,984	-	-	-
Realized Gain (Loss) on Investments	409,532	(20,492)	(701)	(8,199)
Net Realized Capital Gains (Losses) on Investments	892,516	(20,492)	(701)	(8,199)
Net Change in Unrealized Appreciation (Depreciation)	824,012	25,709	5,984	3,040
Net Gain (Loss) on Investment	1,716,528	5,217	5,283	(5,159)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,626,400	6,953	40,098	6,147

Increase (Decrease) in Net Assets from Contract Transactions	(633,380)	8,042	(16,216)	(22,893)

Total Increase (Decrease) in Net Assets	993,020	14,995	23,882	(16,746)

Net Assets as of December 31, 2024:	$ 6,720,496	$ 248,562	$ 1,368,055	$ 964,628

Investment Income:
Reinvested Dividends	-	9,949	48,485	33,805
Investment Expense:
Mortality and Expense Risk and Administrative Charges	86,213	5,341	18,025	14,864
Net Investment Income (Loss)	(86,213)	4,608	30,460	18,941

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,048,995	-	-	-
Realized Gain (Loss) on Investments	501,490	(48,071)	1,450	(6,428)
Net Realized Capital Gains (Losses) on Investments	1,550,485	(48,071)	1,450	(6,428)
Net Change in Unrealized Appreciation (Depreciation)	(823,951)	97,385	15,772	50,615
Net Gain (Loss) on Investment	726,534	49,314	17,222	44,187

Net Increase (Decrease) in Net Assets Resulting from Operations	640,321	53,922	47,682	63,128

Increase (Decrease) in Net Assets from Contract Transactions	(1,494,868)	39,487	(198,706)	(10,500)

Total Increase (Decrease) in Net Assets	(854,547)	93,409	(151,024)	52,628

Net Assets as of December 31, 2025:	$ 5,865,949	$ 341,971	$ 1,217,031	$ 1,017,256
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	PIMCO Total Return Administrative Class	TA Aegon Sustainable Equity Income Service Class	TA BlackRock iShares Edge 40 Service Class	TA International Focus Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 7,525,470	$ 1,893,791	$ -	$ 1,079,639

Investment Income:
Reinvested Dividends	283,303	34,679	-	25,104
Investment Expense:
Mortality and Expense Risk and Administrative Charges	102,642	28,602	-	14,740
Net Investment Income (Loss)	180,661	6,077	-	10,364

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	34,570
Realized Gain (Loss) on Investments	(219,587)	35,455	-	(4,403)
Net Realized Capital Gains (Losses) on Investments	(219,587)	35,455	-	30,167
Net Change in Unrealized Appreciation (Depreciation)	114,113	225,887	-	(63,694)
Net Gain (Loss) on Investment	(105,474)	261,342	-	(33,527)

Net Increase (Decrease) in Net Assets Resulting from Operations	75,187	267,419	-	(23,163)

Increase (Decrease) in Net Assets from Contract Transactions	(837,902)	(308,258)	-	(52,710)

Total Increase (Decrease) in Net Assets	(762,715)	(40,839)	-	(75,873)

Net Assets as of December 31, 2024:	$ 6,762,755	$ 1,852,952	$ -	$ 1,003,766

Investment Income:
Reinvested Dividends	271,796	23,251	-	18,694
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96,268	24,838	-	14,486
Net Investment Income (Loss)	175,528	(1,587)	-	4,208

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	15,696	-	110,655
Realized Gain (Loss) on Investments	(162,406)	104,886	-	(8,779)
Net Realized Capital Gains (Losses) on Investments	(162,406)	120,582	-	101,876
Net Change in Unrealized Appreciation (Depreciation)	449,646	27,155	-	(53,514)
Net Gain (Loss) on Investment	287,240	147,737	-	48,362

Net Increase (Decrease) in Net Assets Resulting from Operations	462,768	146,150	-	52,570

Increase (Decrease) in Net Assets from Contract Transactions	(582,673)	(461,716)	-	(21,331)

Total Increase (Decrease) in Net Assets	(119,905)	(315,566)	-	31,239

Net Assets as of December 31, 2025:	$ 6,642,850	$ 1,537,386	$ -	$ 1,035,005
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Enhanced Index Initial Class	TA Morgan Stanley Global Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 123,930	$ 924,407	$ 46,691	$ 17,080

Investment Income:
Reinvested Dividends	2,310	-	70,156	826
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,936	14,195	98,972	284
Net Investment Income (Loss)	374	(14,195)	(28,816)	542

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,145	61,523	345,762	-
Realized Gain (Loss) on Investments	443	(16,206)	123,209	20
Net Realized Capital Gains (Losses) on Investments	3,588	45,317	468,971	20
Net Change in Unrealized Appreciation (Depreciation)	12,313	80,848	920,140	321
Net Gain (Loss) on Investment	15,901	126,165	1,389,111	341

Net Increase (Decrease) in Net Assets Resulting from Operations	16,275	111,970	1,360,295	883

Increase (Decrease) in Net Assets from Contract Transactions	(4,454)	(101,624)	9,272,751	-

Total Increase (Decrease) in Net Assets	11,821	10,346	10,633,046	883

Net Assets as of December 31, 2024:	$ 135,751	$ 934,753	$ 10,679,737	$ 17,963

Investment Income:
Reinvested Dividends	2,611	-	73,736	142
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,002	12,731	144,370	73
Net Investment Income (Loss)	609	(12,731)	(70,634)	69

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,085	105,688	1,235,618	-
Realized Gain (Loss) on Investments	725	(30,946)	161,626	1,747
Net Realized Capital Gains (Losses) on Investments	17,810	74,742	1,397,244	1,747
Net Change in Unrealized Appreciation (Depreciation)	(3,038)	(11,276)	131,828	(1,028)
Net Gain (Loss) on Investment	14,772	63,466	1,529,072	719

Net Increase (Decrease) in Net Assets Resulting from Operations	15,381	50,735	1,458,438	788

Increase (Decrease) in Net Assets from Contract Transactions	(7,283)	(172,106)	(1,218,262)	(18,751)

Total Increase (Decrease) in Net Assets	8,098	(121,371)	240,176	(17,963)

Net Assets as of December 31, 2025:	$ 143,849	$ 813,382	$ 10,919,913	$ -
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	TA Multi-Managed Balanced Service Class	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA TSW International Equity Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 67,007	$ 1,426,309	$ 620,563	$ 95,421

Investment Income:
Reinvested Dividends	1,140	11,003	-	2,300
Investment Expense:
Mortality and Expense Risk and Administrative Charges	982	22,014	10,170	1,228
Net Investment Income (Loss)	158	(11,011)	(10,170)	1,072

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,858	48,290	23,260	-
Realized Gain (Loss) on Investments	(49)	(20,125)	(10,792)	1,831
Net Realized Capital Gains (Losses) on Investments	2,809	28,165	12,468	1,831
Net Change in Unrealized Appreciation (Depreciation)	5,154	83,309	65,114	(1,172)
Net Gain (Loss) on Investment	7,963	111,474	77,582	659

Net Increase (Decrease) in Net Assets Resulting from Operations	8,121	100,463	67,412	1,731

Increase (Decrease) in Net Assets from Contract Transactions	(7,580)	(95,549)	(28,987)	(13,688)

Total Increase (Decrease) in Net Assets	541	4,914	38,425	(11,957)

Net Assets as of December 31, 2024:	$ 67,548	$ 1,431,223	$ 658,988	$ 83,464

Investment Income:
Reinvested Dividends	-	13,565	-	1,930
Investment Expense:
Mortality and Expense Risk and Administrative Charges	600	19,667	10,708	1,379
Net Investment Income (Loss)	(600)	(6,102)	(10,708)	551

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	141,543	107,048	4,593
Realized Gain (Loss) on Investments	7,444	(55,899)	(19,218)	1,252
Net Realized Capital Gains (Losses) on Investments	7,444	85,644	87,830	5,845
Net Change in Unrealized Appreciation (Depreciation)	(2,603)	14,588	(19,196)	19,481
Net Gain (Loss) on Investment	4,841	100,232	68,634	25,326

Net Increase (Decrease) in Net Assets Resulting from Operations	4,241	94,130	57,926	25,877

Increase (Decrease) in Net Assets from Contract Transactions	(71,789)	(286,814)	(18,195)	24,841

Total Increase (Decrease) in Net Assets	(67,548)	(192,684)	39,731	50,718

Net Assets as of December 31, 2025:	$ -	$ 1,238,539	$ 698,719	$ 134,182
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2025

	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Victory Pioneer High Yield VCT Class II Shares
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 22,218	$ 1,651,826	$ 48,254

Investment Income:
Reinvested Dividends	3	-	2,768
Investment Expense:
Mortality and Expense Risk and Administrative Charges	347	23,274	674
Net Investment Income (Loss)	(344)	(23,274)	2,094

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,335	150,677	-
Realized Gain (Loss) on Investments	141	101,059	95
Net Realized Capital Gains (Losses) on Investments	2,476	251,736	95
Net Change in Unrealized Appreciation (Depreciation)	3,891	174,540	1,220
Net Gain (Loss) on Investment	6,367	426,276	1,315

Net Increase (Decrease) in Net Assets Resulting from Operations	6,023	403,002	3,409

Increase (Decrease) in Net Assets from Contract Transactions	(220)	(413,643)	(427)

Total Increase (Decrease) in Net Assets	5,803	(10,641)	2,982

Net Assets as of December 31, 2024:	$ 28,021	$ 1,641,185	$ 51,236

Investment Income:
Reinvested Dividends	-	-	2,845
Investment Expense:
Mortality and Expense Risk and Administrative Charges	394	20,504	665
Net Investment Income (Loss)	(394)	(20,504)	2,180

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,773	247,666	-
Realized Gain (Loss) on Investments	182	145,069	338
Net Realized Capital Gains (Losses) on Investments	4,955	392,735	338
Net Change in Unrealized Appreciation (Depreciation)	(52)	(142,296)	521
Net Gain (Loss) on Investment	4,903	250,439	859

Net Increase (Decrease) in Net Assets Resulting from Operations	4,509	229,935	3,039

Increase (Decrease) in Net Assets from Contract Transactions	(240)	(512,930)	(3,274)

Total Increase (Decrease) in Net Assets	4,269	(282,995)	(235)

Net Assets as of December 31, 2025:	$ 32,290	$ 1,358,190	$ 51,001
See Accompanying Notes.(
1)See Footnote 1

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

1. Organization

ML of New York Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY, Merrill Lynch Retirement Power® NY, Merrill Lynch Retirement Optimizer® NY, and Merrill Lynch Retirement Plus® NY.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Sustainable Global Thematic Growth Class A Shares	AB Sustainable Global Thematic Growth Portfolio Class A Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I
Columbia Funds Variable Series Trust	Columbia Funds Variable Series Trust
Columbia - Acorn	Columbia - Acorn Fund
Columbia - Acorn International	Columbia - Acorn International Fund
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Equity	Davis Equity Portfolio

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Value Series I Shares	Invesco V.I. American Value Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares	Invesco V.I. Main Street Mid Cap Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
Lincoln Variable Insurance Products	Lincoln Variable Insurance Products
LVIP American Century Ultra Standard Class II Shares	LVIP American Century Ultra Standard Fund Class II Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Victory Variable Insurance Funds	Victory Variable Insurance Funds
Victory Pioneer High Yield VCT Class II Shares	Victory Pioneer High Yield VCT Portfolio Class II Shares

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
LVIP American Century Ultra Standard Class II Shares	April 26, 2024
TA WMC US Growth Initial Class	April 28, 2023
Invesco V.I. American Value Series I Shares	April 30, 2021

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:
Subaccount	Formerly
Columbia - Acorn	Wanger Acorn
Columbia - Acorn International	Wanger International
Victory Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Class II Shares

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$42,195	$39,166
AB International Value Class A Shares	508	1,905
AB Large Cap Growth Class A Shares	843,326	1,446,945
AB Relative Value Class A Shares	51,063	27,543
AB Sustainable Global Thematic Growth Class A Shares	1,847,853	1,602,223
American Funds - Asset Allocation Class 2 Shares	48,568	48,970
American Funds - Growth Class 2 Shares	223,715	515,860
American Funds - Growth-Income Class 2 Shares	126,610	46,148
American Funds - International Class 2 Shares	32,066	771,089
American Funds - The Bond Fund of America Class 2 Shares	60,599	54,043
BlackRock Advantage Large Cap Core V.I. Class I Shares	2,796,052	2,561,758
BlackRock Advantage Large Cap Value V.I. Class I Shares	751,806	480,576
BlackRock Advantage SMID Cap V.I. Class I Shares	883,102	1,594,084
BlackRock Basic Value V.I. Class I Shares	1,995,952	2,015,329
BlackRock Equity Dividend V.I. Class I Shares	150,527	374,505
BlackRock Global Allocation V.I. Class I Shares	1,902,903	2,504,361
BlackRock Government Money Market V.I. Class I Shares	2,328,346	3,354,995
BlackRock High Yield V.I. Class I Shares	460,903	700,408
BlackRock International V.I. Class I Shares	174,172	756,287
BlackRock Large Cap Focus Growth V.I. Class I Shares	982,856	944,494
BlackRock Managed Volatility V.I. Class I Shares	29,209	134,101
BlackRock S&P 500 Index V.I. Class I Shares	2,215,277	3,686,252
BlackRock Total Return V.I. Class I Shares	721,458	1,129,440
Columbia - Acorn	100,296	138,023
Columbia - Acorn International	128,979	368,752
Davis Equity	959,584	819,283
Eaton Vance VT Floating-Rate Income	83,260	33,337
Federated Hermes Kaufmann II Primary Shares	114,896	261,543
Federated Hermes Managed Volatility II Primary Shares	7,008	101,247
Franklin Templeton Foreign Class 2 Shares	10,074	5,128
Franklin Templeton Growth Class 2 Shares	5,466	9,030
Invesco V.I. American Franchise Series I Shares	127,971	277,245
Invesco V.I. American Value Series I Shares	-	-
Invesco V.I. Comstock Series I Shares	700,817	753,364
Invesco V.I. EQV International Equity Series I Shares	67,190	119,274
Invesco V.I. Main Street Series II Shares	-	-

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
Invesco V.I. Main Street Mid Cap Series I Shares	12,814	1,623
Janus Henderson - Enterprise Service Shares	$4,592	$855
Janus Henderson - Forty Service Shares	34,339	12,237
LVIP American Century Ultra Standard Class II Shares	30,663	13,077
MFS® Growth Initial Class	1,411,462	1,943,548
PIMCO CommodityRealReturn® Strategy Administrative Class	165,005	120,911
PIMCO Low Duration Administrative Class	139,881	308,712
PIMCO Real Return Administrative Class	194,193	187,884
PIMCO Total Return Administrative Class	863,920	1,272,363
TA Aegon Sustainable Equity Income Service Class	100,816	548,425
TA BlackRock iShares Edge 40 Service Class	-	-
TA International Focus Initial Class	178,091	84,558
TA Janus Balanced Service Class	20,493	10,082
TA Janus Mid-Cap Growth Service Class	137,917	217,070
TA JPMorgan Enhanced Index Initial Class	1,669,084	1,722,362
TA Morgan Stanley Global Allocation Service Class	142	18,824
TA Multi-Managed Balanced Service Class	1	72,390
TA Small/Mid Cap Value Service Class	219,942	371,314
TA T. Rowe Price Small Cap Initial Class	173,028	94,883
TA TSW International Equity Service Class	36,769	6,784
TA WMC US Growth Initial Class	4,773	633
TA WMC US Growth Service Class	384,832	670,591
Victory Pioneer High Yield VCT Class II Shares	5,777	7,249

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	439	(877)	(438)	119	(731)	(612)
AB International Value Class A Shares	-	(181)	(181)	242	(176)	66
AB Large Cap Growth Class A Shares	537	(13,732)	(13,195)	-	(6,937)	(6,937)
AB Relative Value Class A Shares	64	(452)	(388)	571	(1,823)	(1,252)
AB Sustainable Global Thematic Growth Class A Shares	84,738	(85,018)	(280)	-	(392)	(392)
American Funds - Asset Allocation Class 2 Shares	-	(1,135)	(1,135)	-	(684)	(684)
American Funds - Growth Class 2 Shares	361	(5,415)	(5,054)	17	(4,711)	(4,694)
American Funds - Growth-Income Class 2 Shares	-	(688)	(688)	-	(128)	(128)
American Funds - International Class 2 Shares	483	(30,415)	(29,932)	5,741	(9,173)	(3,432)
American Funds - The Bond Fund of America Class 2 Shares	3,939	(4,021)	(82)	2,415	(910)	1,505
BlackRock Advantage Large Cap Core V.I. Class I Shares	9,034	(16,870)	(7,836)	4,782	(25,688)	(20,906)
BlackRock Advantage Large Cap Value V.I. Class I Shares	9,699	(9,381)	318	3,311	(22,778)	(19,467)
BlackRock Advantage SMID Cap V.I. Class I Shares	1,967	(11,271)	(9,304)	4,464	(15,584)	(11,120)
BlackRock Basic Value V.I. Class I Shares	1,204	(21,634)	(20,430)	3,833	(19,710)	(15,877)
BlackRock Equity Dividend V.I. Class I Shares	503	(3,621)	(3,118)	-	(223)	(223)
BlackRock Global Allocation V.I. Class I Shares	4,645	(39,958)	(35,313)	14,297	(51,172)	(36,875)
BlackRock Government Money Market V.I. Class I Shares	143,136	(230,911)	(87,775)	158,267	(129,554)	28,713
BlackRock High Yield V.I. Class I Shares	5,065	(14,589)	(9,524)	5,969	(23,183)	(17,214)
BlackRock International V.I. Class I Shares	4,802	(27,192)	(22,390)	11,591	(28,536)	(16,945)
BlackRock Large Cap Focus Growth V.I. Class I Shares	1,625	(13,737)	(12,112)	5,314	(14,419)	(9,105)
BlackRock Managed Volatility V.I. Class I Shares	363	(3,792)	(3,429)	7,096	(13,344)	(6,248)
BlackRock S&P 500 Index V.I. Class I Shares	3,414	(38,013)	(34,599)	6,878	(16,231)	(9,353)
BlackRock Total Return V.I. Class I Shares	23,290	(55,114)	(31,824)	24,869	(46,057)	(21,188)
Columbia - Acorn	2,602	(3,454)	(852)	517	(2,777)	(2,260)
Columbia - Acorn International	6,882	(22,162)	(15,280)	9,921	(16,736)	(6,815)
Davis Equity	6,806	(19,053)	(12,247)	4,599	(15,906)	(11,307)
Eaton Vance VT Floating-Rate Income	2,627	(1,412)	1,215	3,009	(682)	2,327

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Federated Hermes Kaufmann II Primary Shares	375	(5,196)	(4,821)	884	(6,170)	(5,286)
Federated Hermes Managed Volatility II Primary Shares	26	(7,232)	(7,206)	6	(507)	(501)
Franklin Templeton Foreign Class 2 Shares	-	(186)	(186)	-	(1,463)	(1,463)
Franklin Templeton Growth Class 2 Shares	52	(380)	(328)	81	(381)	(300)
Invesco V.I. American Franchise Series I Shares	306	(5,383)	(5,077)	-	(3,818)	(3,818)
Invesco V.I. American Value Series I Shares	-	-	-	-	-	-
Invesco V.I. Comstock Series I Shares	5,693	(16,198)	(10,505)	3,344	(13,892)	(10,548)
Invesco V.I. EQV International Equity Series I Shares	1,453	(5,738)	(4,285)	4,173	(2,489)	1,684
Invesco V.I. Main Street Series II Shares	-	-	-	-	-	-
Invesco V.I. Main Street Mid Cap Series I Shares	153	(13)	140	65	(2,393)	(2,328)
Janus Henderson - Enterprise Service Shares	-	(3)	(3)	-	(2)	(2)
Janus Henderson - Forty Service Shares	-	(135)	(135)	-	(190)	(190)
LVIP American Century Ultra Standard Class II Shares	146	(684)	(538)	28,386	(535)	27,851
MFS® Growth Initial Class	5,525	(32,806)	(27,281)	3,511	(13,746)	(10,235)
PIMCO CommodityRealReturn® Strategy Administrative Class	18,194	(13,116)	5,078	5,415	(4,237)	1,178
PIMCO Low Duration Administrative Class	7,493	(24,099)	(16,606)	14,366	(15,735)	(1,369)
PIMCO Real Return Administrative Class	10,812	(11,375)	(563)	6,494	(8,121)	(1,627)
PIMCO Total Return Administrative Class	32,726	(66,305)	(33,579)	24,174	(73,092)	(48,918)
TA Aegon Sustainable Equity Income Service Class	3,474	(30,082)	(26,608)	1,556	(20,620)	(19,064)
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA International Focus Initial Class	3,889	(5,422)	(1,533)	2,402	(6,560)	(4,158)
TA Janus Balanced Service Class	43	(445)	(402)	138	(394)	(256)
TA Janus Mid-Cap Growth Service Class	1,088	(6,658)	(5,570)	717	(4,106)	(3,389)
TA JPMorgan Enhanced Index Initial Class	14,973	(61,813)	(46,840)	490,027	(60,466)	429,561
TA Morgan Stanley Global Allocation Service Class	-	(1,336)	(1,336)	-	-	-
TA Multi-Managed Balanced Service Class	-	(3,853)	(3,853)	-	(466)	(466)
TA Small/Mid Cap Value Service Class	2,090	(11,072)	(8,982)	1,999	(4,950)	(2,951)

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA T. Rowe Price Small Cap Initial Class	3,734	(4,577)	(843)	1,501	(3,178)	(1,677)
TA TSW International Equity Service Class	2,069	(402)	1,667	194	(1,316)	(1,122)
TA WMC US Growth Initial Class	-	(4)	(4)	-	(6)	(6)
TA WMC US Growth Service Class	3,251	(13,206)	(9,955)	1,137	(10,693)	(9,556)
Victory Pioneer High Yield VCT Class II Shares	139	(298)	(159)	74	(96)	(22)

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$17,013	$(36,212)	$(19,199)	$4,796	$(29,942)	$(25,146)
AB International Value Class A Shares	-	(1,655)	(1,655)	2,020	(1,439)	581
AB Large Cap Growth Class A Shares	60,914	(1,324,889)	(1,263,975)	-	(681,335)	(681,335)
AB Relative Value Class A Shares	2,785	(19,292)	(16,507)	22,884	(75,185)	(52,301)
AB Sustainable Global Thematic Growth Class A Shares	1,393,584	(1,553,499)	(159,915)	-	(7,694)	(7,694)
American Funds - Asset Allocation Class 2 Shares	-	(39,258)	(39,258)	-	(21,648)	(21,648)
American Funds - Growth Class 2 Shares	28,046	(478,213)	(450,167)	1,137	(315,766)	(314,629)
American Funds - Growth-Income Class 2 Shares	-	(34,661)	(34,661)	-	(5,950)	(5,950)
American Funds - International Class 2 Shares	11,011	(742,396)	(731,385)	129,922	(214,351)	(84,429)
American Funds - The Bond Fund of America Class 2 Shares	49,316	(49,829)	(513)	29,121	(11,188)	17,933
BlackRock Advantage Large Cap Core V.I. Class I Shares	709,276	(2,345,007)	(1,635,731)	617,759	(2,423,906)	(1,806,147)
BlackRock Advantage Large Cap Value V.I. Class I Shares	375,223	(432,750)	(57,527)	138,511	(1,026,253)	(887,742)
BlackRock Advantage SMID Cap V.I. Class I Shares	251,731	(1,475,782)	(1,224,051)	559,838	(1,930,000)	(1,370,162)
BlackRock Basic Value V.I. Class I Shares	105,922	(1,836,725)	(1,730,803)	355,373	(1,365,114)	(1,009,741)
BlackRock Equity Dividend V.I. Class I Shares	53,608	(362,017)	(308,409)	-	(20,833)	(20,833)
BlackRock Global Allocation V.I. Class I Shares	294,308	(2,313,211)	(2,018,903)	787,244	(2,695,084)	(1,907,840)
BlackRock Government Money Market V.I. Class I Shares	2,008,930	(3,247,651)	(1,238,721)	2,170,147	(1,729,736)	440,411
BlackRock High Yield V.I. Class I Shares	232,172	(654,082)	(421,910)	247,624	(968,719)	(721,095)
BlackRock International V.I. Class I Shares	125,490	(709,896)	(584,406)	297,107	(707,478)	(410,371)
BlackRock Large Cap Focus Growth V.I. Class I Shares	103,225	(870,666)	(767,441)	293,947	(778,181)	(484,234)
BlackRock Managed Volatility V.I. Class I Shares	12,083	(121,631)	(109,548)	214,116	(408,199)	(194,083)
BlackRock S&P 500 Index V.I. Class I Shares	301,970	(3,305,406)	(3,003,436)	442,687	(1,201,548)	(758,861)
BlackRock Total Return V.I. Class I Shares	505,176	(1,062,248)	(557,072)	497,159	(929,479)	(432,320)
Columbia - Acorn	100,443	(132,208)	(31,765)	18,767	(103,230)	(84,463)
Columbia - Acorn International	114,733	(356,455)	(241,722)	149,476	(268,106)	(118,630)
Davis Equity	281,782	(763,326)	(481,544)	170,583	(578,795)	(408,212)
Eaton Vance VT Floating-Rate Income	43,226	(23,243)	19,983	47,125	(11,007)	36,118

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Federated Hermes Kaufmann II Primary Shares	17,134	(249,031)	(231,897)	37,414	(258,404)	(220,990)
Federated Hermes Managed Volatility II Primary Shares	$337	$(99,346)	$(99,009)	$70	$(6,333)	$(6,263)
Franklin Templeton Foreign Class 2 Shares	-	(3,642)	(3,642)	-	(26,196)	(26,196)
Franklin Templeton Growth Class 2 Shares	1,013	(8,255)	(7,242)	1,640	(7,469)	(5,829)
Invesco V.I. American Franchise Series I Shares	12,813	(260,306)	(247,493)	-	(153,814)	(153,814)
Invesco V.I. American Value Series I Shares	-	-	-	-	-	-
Invesco V.I. Comstock Series I Shares	242,104	(701,599)	(459,495)	135,420	(556,607)	(421,187)
Invesco V.I. EQV International Equity Series I Shares	27,317	(110,965)	(83,648)	71,005	(50,000)	21,005
Invesco V.I. Main Street Series II Shares	-	-	-	-	-	-
Invesco V.I. Main Street Mid Cap Series I Shares	5,183	(487)	4,696	1,984	(70,439)	(68,455)
Janus Henderson - Enterprise Service Shares	-	(132)	(132)	-	(138)	(138)
Janus Henderson - Forty Service Shares	-	(8,526)	(8,526)	-	(11,019)	(11,019)
LVIP American Century Ultra Standard Class II Shares	1,578	(8,477)	(6,899)	288,836	(6,162)	282,674
MFS® Growth Initial Class	364,467	(1,859,335)	(1,494,868)	239,900	(873,280)	(633,380)
PIMCO CommodityRealReturn® Strategy Administrative Class	155,188	(115,701)	39,487	43,173	(35,131)	8,042
PIMCO Low Duration Administrative Class	91,895	(290,601)	(198,706)	167,357	(183,573)	(16,216)
PIMCO Real Return Administrative Class	160,933	(171,433)	(10,500)	93,987	(116,880)	(22,893)
PIMCO Total Return Administrative Class	595,225	(1,177,898)	(582,673)	399,976	(1,237,878)	(837,902)
TA Aegon Sustainable Equity Income Service Class	62,587	(524,303)	(461,716)	24,567	(332,825)	(308,258)
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA International Focus Initial Class	48,974	(70,305)	(21,331)	30,895	(83,605)	(52,710)
TA Janus Balanced Service Class	831	(8,114)	(7,283)	2,233	(6,687)	(4,454)
TA Janus Mid-Cap Growth Service Class	32,815	(204,921)	(172,106)	20,240	(121,864)	(101,624)
TA JPMorgan Enhanced Index Initial Class	364,372	(1,582,634)	(1,218,262)	10,715,288	(1,442,537)	9,272,751
TA Morgan Stanley Global Allocation Service Class	-	(18,751)	(18,751)	-	-	-
TA Multi-Managed Balanced Service Class	-	(71,789)	(71,789)	-	(7,580)	(7,580)
TA Small/Mid Cap Value Service Class	65,416	(352,230)	(286,814)	59,657	(155,206)	(95,549)

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA T. Rowe Price Small Cap Initial Class	66,177	(84,372)	(18,195)	26,568	(55,555)	(28,987)
TA TSW International Equity Service Class	30,247	(5,406)	24,841	2,387	(16,075)	(13,688)
TA WMC US Growth Initial Class	$-	$(240)	$(240)	$-	$(220)	$(220)
TA WMC US Growth Service Class	137,670	(650,600)	(512,930)	51,560	(465,203)	(413,643)
Victory Pioneer High Yield VCT Class II Shares	2,936	(6,210)	(3,274)	1,421	(1,848)	(427)

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights
	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Discovery Value Class A Shares
12/31/2025	4,892	$43.79	to	$40.22	$ 206,976	0.85%	1.25%	to	1.65%	1.61%	to	1.20%
12/31/2024	5,330	43.09	to	39.74	221,974	0.89	1.25	to	1.65	8.65	to	8.21
12/31/2023	5,942	39.66	to	36.73	228,431	1.07	1.25	to	1.65	15.73	to	15.27
12/31/2022	5,889	34.27	to	31.86	195,952	0.78	1.25	to	1.65	(16.68)	to	(17.01)
12/31/2021	6,332	41.13	to	38.39	253,122	0.77	1.25	to	1.65	34.26	to	33.72
AB International Value Class A Shares
12/31/2025	1,952	11.48	to	10.65	22,413	2.54	1.25	to	1.65	39.94	to	39.38
12/31/2024	2,133	8.20	to	7.64	17,501	2.74	1.25	to	1.65	3.75	to	3.34
12/31/2023	2,067	7.91	to	7.39	16,346	0.70	1.25	to	1.65	13.72	to	13.27
12/31/2022	8,810	6.95	to	6.53	59,847	3.28	1.25	to	1.65	(14.68)	to	(15.02)
12/31/2021	9,255	8.15	to	7.68	73,863	2.04	1.25	to	1.65	9.70	to	9.27
AB Large Cap Growth Class A Shares
12/31/2025	77,670	119.73	to	41.99	8,873,607	-	1.35	to	1.59	11.62	to	11.35
12/31/2024	90,865	107.27	to	37.71	9,144,890	0.05	1.35	to	1.59	23.57	to	23.27
12/31/2023	97,802	86.81	to	30.59	7,993,533	-	1.35	to	1.59	33.32	to	33.00
12/31/2022	106,026	65.11	to	23.00	6,511,742	-	1.35	to	1.59	(29.47)	to	(29.64)
12/31/2021	112,428	92.31	to	32.68	9,694,972	-	1.35	to	1.59	27.24	to	26.94
AB Relative Value Class A Shares
12/31/2025	12,204	46.26	to	44.93	551,402	1.10	1.25	to	1.65	9.10	to	8.66
12/31/2024	12,592	42.40	to	41.35	523,164	1.45	1.25	to	1.65	11.61	to	11.16
12/31/2023	13,844	37.99	to	37.19	516,977	1.52	1.25	to	1.65	10.64	to	10.20
12/31/2022	14,112	34.34	to	33.75	477,856	1.20	1.25	to	1.65	(5.38)	to	(5.76)
12/31/2021	20,038	36.29	to	35.81	719,235	0.82	1.25	to	1.65	26.57	to	26.06
AB Sustainable Global Thematic Growth Class A Shares
12/31/2025	183,643	20.49	to	20.49	3,762,770	-	1.35	to	1.35	4.90	to	4.90
12/31/2024	183,923	19.53	to	19.53	3,592,588	-	1.35	to	1.35	4.78	to	4.78
12/31/2023	184,315	18.64	to	18.64	3,436,012	0.29	1.35	to	1.35	14.46	to	14.46
12/31/2022	185,020	16.29	to	16.29	3,013,441	-	1.35	to	1.35	(27.96)	to	(27.96)
12/31/2021	185,447	22.61	to	22.61	4,192,808	-	1.35	to	1.35	21.22	to	21.22
American Funds - Asset Allocation Class 2 Shares
12/31/2025	15,158	40.53	to	37.23	564,301	2.02	1.40	to	1.80	14.24	to	13.79
12/31/2024	16,293	35.47	to	32.72	534,057	2.19	1.40	to	1.80	14.81	to	14.35
12/31/2023	16,977	30.90	to	28.61	486,633	2.26	1.40	to	1.80	12.69	to	12.24
12/31/2022	17,086	27.42	to	25.49	436,388	1.31	1.40	to	1.80	(14.61)	to	(14.95)
12/31/2021	20,371	32.11	to	29.97	614,580	1.51	1.40	to	1.80	13.50	to	13.05
American Funds - Growth Class 2 Shares
12/31/2025	25,026	97.39	to	89.46	2,336,531	0.16	1.40	to	1.80	18.56	to	18.09
12/31/2024	30,080	82.14	to	75.76	2,369,803	0.34	1.40	to	1.80	29.79	to	29.27
12/31/2023	34,774	63.29	to	58.61	2,109,692	0.36	1.40	to	1.80	36.56	to	36.02
12/31/2022	41,032	46.35	to	43.09	1,827,966	0.23	1.40	to	1.80	(30.91)	to	(31.19)
12/31/2021	41,439	67.08	to	62.62	2,679,210	0.21	1.40	to	1.80	20.29	to	19.81
American Funds - Growth-Income Class 2 Shares
12/31/2025	13,663	59.51	to	54.66	782,682	0.92	1.40	to	1.80	16.42	to	15.96
12/31/2024	14,351	51.11	to	47.14	708,251	1.12	1.40	to	1.80	22.49	to	22.00
12/31/2023	14,479	41.73	to	38.64	584,373	1.37	1.40	to	1.80	24.39	to	23.90
12/31/2022	15,842	33.55	to	31.19	513,283	0.89	1.40	to	1.80	(17.65)	to	(17.98)
12/31/2021	19,030	40.74	to	38.02	750,616	1.11	1.40	to	1.80	22.37	to	21.88

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

American Funds - International Class 2 Shares
12/31/2025	60,270	$29.09	to	$26.72	$ 1,680,165	1.20%	1.40%	to	1.80%	25.00%	to	24.51%
12/31/2024	90,202	23.27	to	21.46	2,005,188	1.16	1.40	to	1.80	1.72	to	1.31
12/31/2023	93,634	22.88	to	21.19	2,052,765	1.31	1.40	to	1.80	14.24	to	13.78
12/31/2022	100,530	20.03	to	18.62	1,933,537	1.26	1.40	to	1.80	(21.89)	to	(22.20)
12/31/2021	106,549	25.64	to	23.93	2,630,840	2.38	1.40	to	1.80	(2.87)	to	(3.25)
American Funds - The Bond Fund of America Class 2 Shares
12/31/2025	21,716	13.49	to	12.39	278,454	4.28	1.40	to	1.80	5.77	to	5.35
12/31/2024	21,798	12.75	to	11.76	264,781	4.22	1.40	to	1.80	(0.26)	to	(0.66)
12/31/2023	20,293	12.78	to	11.84	247,728	2.93	1.40	to	1.80	3.56	to	3.15
12/31/2022	28,499	12.34	to	11.48	337,065	2.05	1.40	to	1.80	(13.79)	to	(14.14)
12/31/2021	32,191	14.32	to	13.37	443,820	1.35	1.40	to	1.80	(1.69)	to	(2.09)
BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2025	120,788	66.61	to	61.19	17,362,493	0.52	1.25	to	1.65	18.56	to	18.09
12/31/2024	128,624	56.18	to	51.81	16,205,217	0.71	1.25	to	1.65	23.88	to	23.38
12/31/2023	149,530	45.35	to	42.00	14,631,788	0.85	1.25	to	1.65	23.68	to	23.19
12/31/2022	164,894	36.67	to	34.09	13,152,322	0.88	1.25	to	1.65	(20.98)	to	(21.30)
12/31/2021	190,959	46.40	to	43.32	19,662,062	1.48	1.25	to	1.65	26.85	to	26.34
BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2025	72,059	46.00	to	42.26	3,742,173	1.30	1.25	to	1.65	16.91	to	16.44
12/31/2024	71,741	39.35	to	36.29	3,249,629	1.37	1.25	to	1.65	14.87	to	14.41
12/31/2023	91,208	34.25	to	31.72	3,607,894	1.53	1.25	to	1.65	12.29	to	11.85
12/31/2022	109,073	30.50	to	28.36	3,803,714	1.61	1.25	to	1.65	(9.30)	to	(9.66)
12/31/2021	112,341	33.63	to	31.39	4,318,662	1.61	1.25	to	1.65	24.95	to	24.45
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2025	66,971	46.29	to	42.53	9,181,946	0.81	1.25	to	1.65	9.73	to	9.30
12/31/2024	76,275	42.19	to	38.91	9,626,467	0.74	1.25	to	1.65	10.66	to	10.21
12/31/2023	87,395	38.13	to	35.30	9,983,316	0.93	1.25	to	1.65	17.41	to	16.94
12/31/2022	102,286	32.47	to	30.19	9,848,612	0.90	1.25	to	1.65	(17.51)	to	(17.84)
12/31/2021	109,023	39.37	to	36.74	12,790,625	0.86	1.25	to	1.65	12.23	to	11.78
BlackRock Basic Value V.I. Class I Shares
12/31/2025	122,339	44.38	to	40.77	13,834,431	2.01	1.25	to	1.65	22.84	to	22.35
12/31/2024	142,769	36.13	to	33.32	12,841,211	2.01	1.25	to	1.65	9.00	to	8.56
12/31/2023	158,646	33.15	to	30.70	12,725,271	1.75	1.25	to	1.65	15.17	to	14.71
12/31/2022	181,328	28.78	to	26.76	12,505,672	1.35	1.25	to	1.65	(6.10)	to	(6.47)
12/31/2021	209,247	30.65	to	28.61	14,892,776	1.24	1.25	to	1.65	20.16	to	19.68
BlackRock Equity Dividend V.I. Class I Shares
12/31/2025	8,209	113.46	to	113.46	931,401	2.16	1.35	to	1.35	19.92	to	19.92
12/31/2024	11,327	94.61	to	94.61	1,071,675	2.55	1.35	to	1.35	8.58	to	8.58
12/31/2023	11,550	87.14	to	87.14	1,006,491	2.04	1.35	to	1.35	10.74	to	10.74
12/31/2022	12,477	78.69	to	78.69	981,867	1.68	1.35	to	1.35	(5.13)	to	(5.13)
12/31/2021	12,574	82.95	to	82.95	1,043,043	1.53	1.35	to	1.35	18.93	to	18.93
BlackRock Global Allocation V.I. Class I Shares
12/31/2025	242,866	34.98	to	32.14	14,993,416	3.39	1.25	to	1.65	18.31	to	17.84
12/31/2024	278,179	29.57	to	27.27	14,622,819	1.29	1.25	to	1.65	7.87	to	7.44
12/31/2023	315,054	27.41	to	25.39	15,390,734	2.18	1.25	to	1.65	11.43	to	10.99
12/31/2022	343,097	24.60	to	22.87	15,145,637	-	1.25	to	1.65	(16.90)	to	(17.23)
12/31/2021	382,676	29.60	to	27.63	20,433,926	0.90	1.25	to	1.65	5.35	to	4.93
BlackRock Government Money Market V.I. Class I Shares
12/31/2025	504,853	10.83	to	9.95	6,983,502	4.00	1.25	to	1.65	2.77	to	2.36
12/31/2024	592,628	10.54	to	9.72	8,009,930	4.89	1.25	to	1.65	3.70	to	3.29
12/31/2023	563,915	10.17	to	9.41	7,301,207	4.79	1.25	to	1.65	3.55	to	3.14
12/31/2022	453,505	9.82	to	9.13	5,784,634	1.35	1.25	to	1.65	0.15	to	(0.25)
12/31/2021	492,902	9.80	to	9.15	6,273,958	-	1.25	to	1.65	(1.24)	to	(1.63)

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BlackRock High Yield V.I. Class I Shares
12/31/2025	74,759	$27.88	to	$25.61	$ 3,196,699	6.74%	1.25%	to	1.65%	7.83%	to	7.40%
12/31/2024	84,283	25.86	to	23.85	3,374,494	6.95	1.25	to	1.65	6.91	to	6.49
12/31/2023	101,497	24.18	to	22.40	3,857,861	6.56	1.25	to	1.65	11.79	to	11.34
12/31/2022	107,469	21.63	to	20.11	3,691,849	4.83	1.25	to	1.65	(11.45)	to	(11.81)
12/31/2021	118,903	24.43	to	22.81	4,527,498	4.52	1.25	to	1.65	4.02	to	3.60
BlackRock International V.I. Class I Shares
12/31/2025	121,279	23.39	to	21.49	3,393,302	1.47	1.25	to	1.65	14.10	to	13.64
12/31/2024	143,669	20.50	to	18.91	3,526,699	0.55	1.25	to	1.65	(0.88)	to	(1.28)
12/31/2023	160,614	20.68	to	19.15	3,968,249	0.86	1.25	to	1.65	17.55	to	17.08
12/31/2022	171,049	17.59	to	16.36	3,603,236	0.80	1.25	to	1.65	(25.55)	to	(25.85)
12/31/2021	181,167	23.63	to	22.06	5,152,175	0.64	1.25	to	1.65	7.33	to	6.90
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2025	83,240	80.64	to	74.08	5,574,553	-	1.25	to	1.65	10.41	to	9.97
12/31/2024	95,352	73.03	to	67.36	5,808,220	-	1.25	to	1.65	30.06	to	29.54
12/31/2023	104,457	56.15	to	52.00	4,897,202	-	1.25	to	1.65	50.97	to	50.37
12/31/2022	114,450	37.19	to	34.58	3,555,942	-	1.25	to	1.65	(38.88)	to	(39.12)
12/31/2021	122,627	60.85	to	56.80	6,237,977	-	1.25	to	1.65	16.62	to	16.16
BlackRock Managed Volatility V.I. Class I Shares
12/31/2025	27,555	33.12	to	33.12	912,696	1.85	1.35	to	1.35	4.56	to	4.56
12/31/2024	30,984	31.68	to	31.68	981,516	0.24	1.35	to	1.35	10.49	to	10.49
12/31/2023	37,232	28.67	to	28.67	1,067,523	8.22	1.35	to	1.35	1.81	to	1.81
12/31/2022	42,115	28.16	to	28.16	1,185,999	-	1.35	to	1.35	4.79	to	4.79
12/31/2021	43,430	26.87	to	26.87	1,167,151	0.68	1.35	to	1.35	(0.67)	to	(0.67)
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2025	337,624	67.25	to	61.78	29,817,817	1.15	1.25	to	1.65	16.26	to	15.80
12/31/2024	372,223	57.85	to	53.35	28,572,456	1.30	1.25	to	1.65	23.28	to	22.78
12/31/2023	381,576	46.93	to	43.45	23,872,975	1.39	1.25	to	1.65	24.66	to	24.16
12/31/2022	390,603	37.64	to	35.00	19,617,519	1.39	1.25	to	1.65	(19.24)	to	(19.57)
12/31/2021	401,912	46.61	to	43.51	25,037,938	1.31	1.25	to	1.65	26.94	to	26.43
BlackRock Total Return V.I. Class I Shares
12/31/2025	224,577	14.65	to	13.45	4,719,301	4.43	1.25	to	1.65	6.66	to	6.23
12/31/2024	256,401	13.73	to	12.66	4,965,458	4.46	1.25	to	1.65	0.12	to	(0.28)
12/31/2023	277,589	13.72	to	12.70	5,394,423	3.89	1.25	to	1.65	4.51	to	4.10
12/31/2022	305,560	13.12	to	12.20	5,854,295	2.16	1.25	to	1.65	(15.12)	to	(15.46)
12/31/2021	338,021	15.46	to	14.43	7,588,945	1.68	1.25	to	1.65	(2.66)	to	(3.05)
Columbia - Acorn
12/31/2025	10,049	43.53	to	39.99	417,835	-	1.25	to	1.65	3.17	to	2.76
12/31/2024	10,901	42.19	to	38.91	437,892	-	1.25	to	1.65	12.75	to	12.30
12/31/2023	13,161	37.42	to	34.65	469,031	-	1.25	to	1.65	20.23	to	19.75
12/31/2022	17,160	31.13	to	28.94	511,071	-	1.25	to	1.65	(34.29)	to	(34.55)
12/31/2021	16,652	47.37	to	44.21	756,576	0.75	1.25	to	1.65	7.55	to	7.12
Columbia - Acorn International
12/31/2025	48,758	16.99	to	15.76	796,782	1.22	1.25	to	1.65	11.36	to	10.91
12/31/2024	64,038	15.26	to	14.21	937,318	1.36	1.25	to	1.65	(9.40)	to	(9.76)
12/31/2023	70,853	16.84	to	15.75	1,143,729	0.33	1.25	to	1.65	15.51	to	15.05
12/31/2022	72,786	14.58	to	13.69	1,020,239	0.66	1.25	to	1.65	(34.67)	to	(34.93)
12/31/2021	66,557	22.32	to	21.04	1,431,674	0.56	1.25	to	1.65	17.33	to	16.87
Davis Equity
12/31/2025	93,357	49.09	to	45.09	4,427,382	1.03	1.25	to	1.65	25.66	to	25.16
12/31/2024	105,604	39.06	to	36.03	3,974,130	1.06	1.25	to	1.65	16.58	to	16.11
12/31/2023	116,911	33.51	to	31.03	3,774,366	1.31	1.25	to	1.65	30.99	to	30.47
12/31/2022	138,296	25.58	to	23.78	3,410,072	1.17	1.25	to	1.65	(21.12)	to	(21.44)
12/31/2021	147,447	32.43	to	30.27	4,617,478	0.58	1.25	to	1.65	16.39	to	15.92

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Eaton Vance VT Floating-Rate Income
12/31/2025	38,298	$17.74	to	$16.29	$ 631,716	6.71%	1.15%	to	1.55%	2.77%	to	2.36%
12/31/2024	37,083	17.26	to	15.92	597,415	7.87	1.15	to	1.55	6.44	to	6.02
12/31/2023	34,756	16.21	to	15.01	528,040	8.19	1.15	to	1.55	9.94	to	9.51
12/31/2022	41,950	14.75	to	13.71	584,058	3.24	1.15	to	1.55	(3.85)	to	(4.23)
12/31/2021	51,667	15.34	to	14.32	750,325	2.90	1.15	to	1.55	2.44	to	2.03
Federated Hermes Kaufmann II Primary Shares
12/31/2025	17,429	51.58	to	47.38	861,640	-	1.25	to	1.65	10.14	to	9.70
12/31/2024	22,250	46.83	to	43.19	999,087	0.89	1.25	to	1.65	15.59	to	15.13
12/31/2023	27,536	40.52	to	37.52	1,068,808	-	1.25	to	1.65	13.80	to	13.35
12/31/2022	30,745	35.60	to	33.10	1,048,561	-	1.25	to	1.65	(30.96)	to	(31.23)
12/31/2021	33,142	51.57	to	48.14	1,639,600	-	1.25	to	1.65	1.24	to	0.83
Federated Hermes Managed Volatility II Primary Shares
12/31/2025	3,894	14.03	to	13.63	54,157	3.09	1.25	to	1.65	5.71	to	5.28
12/31/2024	11,100	13.28	to	12.94	145,790	2.20	1.25	to	1.65	14.11	to	13.66
12/31/2023	11,601	11.63	to	11.39	133,752	1.89	1.25	to	1.65	7.34	to	6.91
12/31/2022	12,236	10.84	to	10.65	131,657	1.51	1.25	to	1.65	(14.82)	to	(15.16)
12/31/2021	12,678	12.73	to	12.56	160,426	1.78	1.25	to	1.65	17.04	to	16.57
Franklin Templeton Foreign Class 2 Shares
12/31/2025	5,621	22.99	to	21.11	125,133	2.32	1.15	to	1.55	27.72	to	27.21
12/31/2024	5,807	18.00	to	16.60	101,368	2.22	1.15	to	1.55	(2.14)	to	(2.53)
12/31/2023	7,270	18.39	to	17.03	128,815	3.13	1.15	to	1.55	19.38	to	18.91
12/31/2022	10,207	15.40	to	14.32	151,761	2.20	1.15	to	1.55	(8.66)	to	(9.02)
12/31/2021	10,443	16.87	to	15.74	170,343	1.62	1.15	to	1.55	2.97	to	2.56
Franklin Templeton Growth Class 2 Shares
12/31/2025	2,253	25.41	to	23.34	53,360	0.89	1.15	to	1.55	22.41	to	21.92
12/31/2024	2,581	20.76	to	19.14	50,101	0.93	1.15	to	1.55	4.19	to	3.77
12/31/2023	2,881	19.92	to	18.45	53,801	3.09	1.15	to	1.55	19.63	to	19.15
12/31/2022	7,165	16.65	to	15.48	113,765	0.11	1.15	to	1.55	(12.51)	to	(12.86)
12/31/2021	7,180	19.03	to	17.77	130,722	1.10	1.15	to	1.55	3.67	to	3.26
Invesco V.I. American Franchise Series I Shares
12/31/2025	23,650	51.73	to	29.43	1,201,839	-	1.35	to	1.59	10.17	to	9.90
12/31/2024	28,727	46.95	to	26.78	1,329,334	-	1.35	to	1.59	33.07	to	32.75
12/31/2023	32,545	35.28	to	20.17	1,133,756	-	1.35	to	1.59	39.04	to	38.71
12/31/2022	34,395	25.38	to	14.54	862,357	-	1.35	to	1.59	(32.04)	to	(32.20)
12/31/2021	43,906	37.34	to	21.45	1,621,286	-	1.35	to	1.59	10.43	to	10.16
Invesco V.I. American Value Series I Shares
12/31/2025	-	17.76	to	17.43	-	-	1.25	to	1.65	19.50	to	19.02
12/31/2024	-	14.86	to	14.65	-	-	1.25	to	1.65	28.78	to	28.27
12/31/2023	-	11.54	to	11.42	-	-	1.25	to	1.65	14.17	to	13.71
12/31/2022	-	10.11	to	10.04	-	-	1.25	to	1.65	(3.82)	to	(4.20)
12/31/2021(1)	-	10.51	to	10.48	-	-	1.25	to	1.65	-	to	-
Invesco V.I. Comstock Series I Shares
12/31/2025	79,352	48.49	to	44.54	3,838,192	1.67	1.25	to	1.65	15.99	to	15.52
12/31/2024	89,857	41.81	to	38.56	3,739,494	1.70	1.25	to	1.65	13.74	to	13.28
12/31/2023	100,405	36.76	to	34.04	3,681,724	1.82	1.25	to	1.65	10.97	to	10.53
12/31/2022	116,156	33.12	to	30.79	3,833,950	1.42	1.25	to	1.65	(0.13)	to	(0.53)
12/31/2021	127,445	33.17	to	30.96	4,209,470	1.72	1.25	to	1.65	31.70	to	31.18
Invesco V.I. EQV International Equity Series I Shares
12/31/2025	25,776	34.41	to	19.08	511,661	1.38	1.55	to	1.59	14.71	to	14.66
12/31/2024	30,061	30.00	to	16.64	522,251	1.76	1.55	to	1.59	(0.94)	to	(0.98)
12/31/2023	28,377	30.28	to	16.80	504,807	0.20	1.55	to	1.59	16.33	to	16.29
12/31/2022	29,912	26.03	to	14.45	462,300	1.75	1.55	to	1.59	(19.56)	to	(19.59)
12/31/2021	30,909	32.36	to	17.97	599,264	1.28	1.55	to	1.59	4.26	to	4.22

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Invesco V.I. Main Street Series II Shares
12/31/2025	-	$54.08	to	$49.68	$ -	-%	1.15%	to	1.55%	14.32%	to	13.86%
12/31/2024	-	47.31	to	43.63	-	-	1.15	to	1.55	21.97	to	21.49
12/31/2023	-	38.78	to	35.91	-	-	1.15	to	1.55	21.43	to	20.95
12/31/2022	1,274	31.94	to	29.69	37,820	0.80	1.15	to	1.55	(21.22)	to	(21.53)
12/31/2021	1,372	40.54	to	37.84	51,929	0.51	1.15	to	1.55	25.78	to	25.28
Invesco V.I. Main Street Mid Cap Series I Shares
12/31/2025	2,300	37.89	to	34.81	81,699	0.33	1.25	to	1.65	7.84	to	7.41
12/31/2024	2,160	35.14	to	32.41	71,448	0.27	1.25	to	1.65	15.61	to	15.14
12/31/2023	4,488	30.39	to	28.15	127,756	0.29	1.25	to	1.65	13.05	to	12.60
12/31/2022	4,596	26.89	to	25.00	116,080	0.25	1.25	to	1.65	(15.32)	to	(15.66)
12/31/2021	4,751	31.75	to	29.64	142,206	0.40	1.25	to	1.65	21.71	to	21.23
Janus Henderson - Enterprise Service Shares
12/31/2025	1,045	55.39	to	51.37	55,788	0.18	1.15	to	1.55	6.19	to	5.76
12/31/2024	1,048	52.16	to	48.58	52,772	0.63	1.15	to	1.55	14.00	to	13.54
12/31/2023	1,050	45.76	to	42.78	46,505	0.09	1.15	to	1.55	16.43	to	15.97
12/31/2022	1,053	39.30	to	36.89	40,141	0.19	1.15	to	1.55	(17.11)	to	(17.44)
12/31/2021	1,057	47.41	to	44.68	48,676	0.24	1.15	to	1.55	15.21	to	14.75
Janus Henderson - Forty Service Shares
12/31/2025	3,836	76.19	to	70.67	275,844	0.26	1.15	to	1.55	16.51	to	16.05
12/31/2024	3,971	65.39	to	60.89	245,838	0.01	1.15	to	1.55	26.67	to	26.16
12/31/2023	4,161	51.62	to	48.27	204,108	0.12	1.15	to	1.55	38.06	to	37.51
12/31/2022	4,407	37.39	to	35.10	157,199	0.04	1.15	to	1.55	(34.49)	to	(34.75)
12/31/2021	4,489	57.08	to	53.79	244,878	0.53	1.15	to	1.55	21.20	to	20.72
LVIP American Century Ultra Standard Class II Shares
12/31/2025	27,313	13.42	to	13.33	366,003	-	1.25	to	1.65	11.44	to	11.00
12/31/2024(1)	27,851	12.05	to	12.01	335,264	-	1.25	to	1.65	-	to	-
MFS® Growth Initial Class
12/31/2025	65,394	113.56	to	37.95	5,865,949	-	1.35	to	1.59	10.69	to	10.43
12/31/2024	92,675	102.59	to	34.36	6,720,496	-	1.35	to	1.59	29.69	to	29.38
12/31/2023	102,910	79.10	to	26.56	5,727,476	-	1.35	to	1.59	34.05	to	33.73
12/31/2022	114,404	59.01	to	19.86	4,722,990	-	1.35	to	1.59	(32.55)	to	(32.71)
12/31/2021	116,088	87.49	to	29.52	7,343,556	-	1.35	to	1.59	21.88	to	21.58
PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2025	35,866	10.00	to	9.18	341,971	2.76	1.25	to	1.65	17.32	to	16.85
12/31/2024	30,788	8.52	to	7.86	248,562	2.20	1.25	to	1.65	2.86	to	2.45
12/31/2023	29,610	8.28	to	7.67	233,567	15.73	1.25	to	1.65	(9.00)	to	(9.36)
12/31/2022	28,462	9.10	to	8.46	247,627	16.37	1.25	to	1.65	7.27	to	6.84
12/31/2021	39,476	8.49	to	7.92	320,954	4.15	1.25	to	1.65	31.69	to	31.16
PIMCO Low Duration Administrative Class
12/31/2025	98,335	12.90	to	11.97	1,217,031	3.95	1.25	to	1.65	4.21	to	3.80
12/31/2024	114,941	12.38	to	11.53	1,368,055	3.99	1.25	to	1.65	3.19	to	2.78
12/31/2023	116,310	12.00	to	11.22	1,344,173	3.60	1.25	to	1.65	3.67	to	3.26
12/31/2022	120,683	11.57	to	10.86	1,348,480	1.16	1.25	to	1.65	(6.91)	to	(7.28)
12/31/2021	149,865	12.43	to	11.72	1,802,941	0.52	1.25	to	1.65	(2.16)	to	(2.55)
PIMCO Real Return Administrative Class
12/31/2025	65,823	16.18	to	14.86	1,017,256	3.32	1.25	to	1.65	6.51	to	6.08
12/31/2024	66,386	15.19	to	14.01	964,628	2.62	1.25	to	1.65	0.86	to	0.45
12/31/2023	68,013	15.06	to	13.95	981,374	3.00	1.25	to	1.65	2.39	to	1.98
12/31/2022	69,454	14.71	to	13.68	980,706	5.13	1.25	to	1.65	(13.00)	to	(13.34)
12/31/2021	81,613	16.91	to	15.78	1,327,171	4.96	1.25	to	1.65	4.27	to	3.86

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

PIMCO Total Return Administrative Class
12/31/2025	366,528	$17.11	to	$15.72	$ 6,642,850	4.11%	1.25%	to	1.65%	7.54%	to	7.11%
12/31/2024	400,107	15.91	to	14.68	6,762,755	4.04	1.25	to	1.65	1.25	to	0.85
12/31/2023	449,025	15.72	to	14.55	7,525,470	3.57	1.25	to	1.65	4.62	to	4.20
12/31/2022	456,924	15.02	to	13.97	7,334,072	2.34	1.25	to	1.65	(15.36)	to	(15.70)
12/31/2021	525,788	17.75	to	16.57	10,007,158	1.82	1.25	to	1.65	(2.49)	to	(2.88)
TA Aegon Sustainable Equity Income Service Class
12/31/2025	83,049	19.02	to	18.14	1,537,386	1.39	1.25	to	1.65	9.61	to	9.17
12/31/2024	109,657	17.35	to	16.61	1,852,952	1.82	1.25	to	1.65	15.14	to	14.68
12/31/2023	128,721	15.07	to	14.48	1,893,791	1.94	1.25	to	1.65	4.69	to	4.27
12/31/2022	127,773	14.39	to	13.89	1,799,940	1.39	1.25	to	1.65	(12.94)	to	(13.28)
12/31/2021	149,330	16.53	to	16.02	2,422,391	1.84	1.25	to	1.65	20.60	to	20.12
TA BlackRock iShares Edge 40 Service Class
12/31/2025	-	14.91	to	13.89	-	-	1.25	to	1.65	10.04	to	9.60
12/31/2024	-	13.55	to	12.67	-	-	1.25	to	1.65	5.15	to	4.72
12/31/2023	-	12.89	to	12.10	-	-	1.25	to	1.65	7.72	to	7.29
12/31/2022	-	11.97	to	11.28	-	-	1.25	to	1.65	(15.50)	to	(15.84)
12/31/2021	-	14.16	to	13.40	-	-	1.25	to	1.65	4.46	to	4.04
TA International Focus Initial Class
12/31/2025	81,748	12.66	to	12.66	1,035,005	1.74	1.35	to	1.35	5.05	to	5.05
12/31/2024	83,281	12.05	to	12.05	1,003,766	2.31	1.35	to	1.35	(2.39)	to	(2.39)
12/31/2023	87,439	12.35	to	12.35	1,079,639	2.00	1.35	to	1.35	11.03	to	11.03
12/31/2022	94,237	11.12	to	11.12	1,047,982	2.98	1.35	to	1.35	(21.11)	to	(21.11)
12/31/2021	97,255	14.10	to	14.10	1,371,043	1.22	1.35	to	1.35	9.33	to	9.33
TA Janus Balanced Service Class
12/31/2025	7,269	20.14	to	19.45	143,849	1.89	1.25	to	1.65	12.05	to	11.61
12/31/2024	7,671	17.97	to	17.42	135,751	1.74	1.25	to	1.65	13.42	to	12.96
12/31/2023	7,927	15.85	to	15.42	123,930	1.15	1.25	to	1.65	13.59	to	13.14
12/31/2022	8,355	13.95	to	13.63	115,220	0.59	1.25	to	1.65	(17.80)	to	(18.13)
12/31/2021	9,030	16.97	to	16.65	151,806	1.11	1.25	to	1.65	14.01	to	13.55
TA Janus Mid-Cap Growth Service Class
12/31/2025	24,999	33.61	to	31.78	813,382	-	1.25	to	1.65	6.51	to	6.09
12/31/2024	30,569	31.55	to	29.96	934,753	-	1.25	to	1.65	12.64	to	12.19
12/31/2023	33,958	28.01	to	26.70	924,407	-	1.25	to	1.65	15.35	to	14.90
12/31/2022	36,368	24.28	to	23.24	860,412	-	1.25	to	1.65	(17.96)	to	(18.29)
12/31/2021	40,962	29.60	to	28.44	1,183,926	0.10	1.25	to	1.65	15.54	to	15.08
TA JPMorgan Enhanced Index Initial Class
12/31/2025	385,065	28.68	to	27.91	10,919,913	0.70	1.15	to	1.59	14.89	to	14.38
12/31/2024	431,905	24.97	to	24.40	10,679,737	0.68	1.15	to	1.59	22.81	to	22.31
12/31/2023	2,344	20.33	to	19.82	46,691	0.82	1.15	to	1.55	26.21	to	25.71
12/31/2022	2,352	16.11	to	15.77	37,227	0.48	1.15	to	1.55	(19.28)	to	(19.61)
12/31/2021	2,359	19.96	to	19.61	46,411	0.78	1.15	to	1.55	28.63	to	28.12
TA Morgan Stanley Global Allocation Service Class
12/31/2025	-	15.61	to	15.56	-	3.21	1.55	to	1.59	15.71	to	15.66
12/31/2024	1,336	13.49	to	13.45	17,963	4.66	1.55	to	1.59	5.21	to	5.17
12/31/2023	1,336	12.82	to	12.79	17,080	-	1.55	to	1.59	11.94	to	11.90
12/31/2022	2,671	11.45	to	11.43	30,529	0.08	1.55	to	1.59	(19.03)	to	(19.06)
12/31/2021	2,766	14.15	to	14.12	39,050	0.48	1.55	to	1.59	6.51	to	6.47
TA Multi-Managed Balanced Service Class
12/31/2025	-	19.82	to	19.14	-	-	1.25	to	1.65	11.33	to	10.88
12/31/2024	3,853	17.80	to	17.26	67,548	1.69	1.25	to	1.65	13.21	to	12.76
12/31/2023	4,319	15.73	to	15.31	67,007	1.31	1.25	to	1.65	16.97	to	16.50
12/31/2022	4,863	13.45	to	13.14	64,638	1.20	1.25	to	1.65	(17.52)	to	(17.85)
12/31/2021	-	16.30	to	15.99	-	-	1.25	to	1.65	15.34	to	14.88

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Small/Mid Cap Value Service Class
	12/31/2025	36,274	$35.74	to	$33.28	$ 1,238,539	1.04%	1.25%	to	1.65%	8.15%	to	7.72%
	12/31/2024	45,256	33.05	to	30.90	1,431,223	0.76	1.25	to	1.65	7.21	to	6.78
	12/31/2023	48,207	30.82	to	28.94	1,426,309	0.83	1.25	to	1.65	10.76	to	10.32
	12/31/2022	49,758	27.83	to	26.23	1,333,108	0.23	1.25	to	1.65	(9.66)	to	(10.02)
	12/31/2021	59,367	30.81	to	29.15	1,765,992	0.47	1.25	to	1.65	26.23	to	25.73
TA T. Rowe Price Small Cap Initial Class
	12/31/2025	35,993	20.11	to	19.38	698,719	-	1.15	to	1.59	9.01	to	8.53
	12/31/2024	36,836	18.44	to	17.86	658,988	-	1.15	to	1.59	11.48	to	10.99
	12/31/2023	38,513	16.54	to	16.09	620,563	-	1.15	to	1.59	19.82	to	19.29
	12/31/2022	41,056	13.81	to	13.49	554,399	-	1.15	to	1.59	(23.27)	to	(23.61)
	12/31/2021	42,198	18.00	to	17.65	745,895	-	1.15	to	1.59	10.10	to	9.62
TA TSW International Equity Service Class
	12/31/2025	8,622	15.84	to	15.32	134,182	1.91	1.15	to	1.55	29.92	to	29.40
	12/31/2024	6,955	12.20	to	11.84	83,464	2.57	1.15	to	1.55	1.93	to	1.52
	12/31/2023	8,077	11.96	to	11.66	95,421	0.83	1.15	to	1.55	13.94	to	13.49
	12/31/2022	8,388	10.50	to	10.28	87,121	2.25	1.15	to	1.55	(15.61)	to	(15.95)
	12/31/2021	8,956	12.44	to	12.23	110,469	1.65	1.15	to	1.55	11.91	to	11.46
TA WMC US Growth Initial Class
	12/31/2025	579	57.84	to	53.79	32,290	-	1.15	to	1.55	16.41	to	15.95
	12/31/2024	583	49.68	to	46.39	28,021	0.01	1.15	to	1.55	27.51	to	27.00
	12/31/2023(1)	589	38.96	to	36.53	22,218	0.04	1.15	to	1.55	-	to	-
TA WMC US Growth Service Class
	12/31/2025	24,559	57.47	to	53.52	1,358,190	-	1.15	to	1.55	16.13	to	15.66
	12/31/2024	34,514	49.49	to	46.27	1,641,185	-	1.15	to	1.55	27.21	to	26.70
	12/31/2023	44,070	38.90	to	36.52	1,651,826	-	1.15	to	1.55	40.11	to	39.55
	12/31/2022	55,711	27.76	to	26.17	1,493,662	-	1.15	to	1.55	(32.30)	to	(32.57)
	12/31/2021	54,416	41.01	to	38.81	2,158,612	-	1.15	to	1.55	19.00	to	18.52
Victory Pioneer High Yield VCT Class II Shares
	12/31/2025	2,333	22.58	to	20.74	51,001	5.76	1.20	to	1.60	6.63	to	6.21
	12/31/2024	2,492	21.17	to	19.53	51,236	5.53	1.20	to	1.60	7.21	to	6.78
	12/31/2023	2,514	19.75	to	18.29	48,254	5.30	1.20	to	1.60	9.67	to	9.24
	12/31/2022	7,719	18.01	to	16.74	134,415	3.46	1.20	to	1.60	(12.49)	to	(12.84)
	12/31/2021	8,791	20.58	to	19.21	175,140	4.87	1.20	to	1.60	4.19	to	3.77

(1)	See Footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TSW International Equity Service Class	-0.10%
TA WMC US Growth Initial Class	-0.10%
TA WMC US Growth Service Class	-0.10%
Victory Pioneer High Yield VCT Class II Shares	-0.10%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company
ML of New York Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.